SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events,” the Company evaluates events and transactions that occur after the balance sheet date for potential recognition in the financial statements. The effects of all subsequent events that provide additional evidence of conditions that existed at the balance sheet date are recognized in the financial statements as of March 31, 2014. In preparing these financial statements, the Company evaluated the events and transactions that occurred through the date these financial statements were issued.

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events,” the Company evaluates events and transactions that occur after the balance sheet date for potential recognition in the consolidated financial statements. The effects of all subsequent events that provide additional evidence of conditions that existed at the balance sheet date are recognized in the consolidated financial statements as of December 31, 2013. In preparing these consolidated financial statements, the Company evaluated the events and transactions that occurred through the date these consolidated financial statements were issued.

In March 2014, the Company consummated two concurrent private placement offerings, receiving an aggregate of $1,835,000 from accredited investors.  In one of the offerings, the Company sold an aggregate of 917,583 shares of Common Stock for $0.91 per share for a total of $835,000.  For each share purchased in this offering, investors received an immediately exercisable, five-year warrant to purchase one share of Common Stock at a price of $0.91 per share.  In the concurrent offering, the Company sold 1,098,901 shares of Common Stock for $0.91 per share for a total of $1,000,000.  The investor in the concurrent offering did not acquire warrants.

The Company issued an aggregate of 465,000 shares of Common Stock pursuant to the 2012 Plan to its employees and directors in March 2014.  The shares are subject to a restricted stock agreement, pursuant to which the shares will vest one year from the date of such agreement if the grantee is an employee or director (as applicable) of the Company at the time.  As part of the compensation package for a newly appointed director, the Company issued to an affiliate of such director warrants to purchase 183,454 shares of Common Stock, exercisable for a period of five years from the date of issuance at a price of $0.91 per share.

The Company issued 23,272 shares of Common Stock to its chief executive officer as payment of salary due for January and February 2014 in lieu of cash.  The shares were valued by the Company at the closing price of the Company’s Common Stock on the last trading day of the applicable month for which payment was due.

Also in March 2014, the Company issued warrants to purchase 13,740 shares of Common Stock at a price of $0.91 per share as well as 82,418 shares of Common Stock for advisory services.  The warrants are exercisable for five years from the date of issuance.

Finally in March 2014, the Company entered into two agreements pursuant to which the Company will receive advisory services related to strategy, distributorship, sales and sales channels and investor relations.  The Company granted to each advisor 100,000 shares of restricted Common Stock, subject to forfeiture if the advisor terminates or materially breaches the agreement before the six-month anniversary thereof.  The aggregate value of the advisory fees of $260,000 was calculated based upon the closing price of the Company’s Common Stock on the date of the agreement.  This amount will be charged to income ratably over the six month vesting period.